Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 244	€ 239
Commercial mortgage-backed securities	[1]	27	15
Mortgage and other asset-backed securities	[1]	18	20
Corporate, sovereign and other debt securities	[1]	199	204
Equity securities	[1]	80	114
Derivatives [Abstract]
Credit	[1]	228	218
Equity	[1]	42	70
Interest related	[1]	557	605
Foreign exchange	[1]	40	37
Other	[1]	89	59
Loans [Abstract]
Loans	[1]	514	618
Other	[1]	0	0
Total	[1]	1,793	1,959
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	209	274
Commercial mortgage-backed securities	[1]	32	20
Mortgage and other asset-backed securities	[1]	18	26
Corporate, sovereign and other debt securities	[1]	160	228
Equity securities	[1]	66	80
Derivatives [Abstract]
Credit	[1]	132	125
Equity	[1]	38	63
Interest related	[1]	296	217
Foreign exchange	[1]	23	30
Other	[1]	84	110
Loans [Abstract]
Loans	[1]	429	459
Other	[1]	0	0
Total	[1]	€ 1,276	€ 1,357

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table